Subsequent Events (Details) - shares	Jul. 30, 2019	Jul. 31, 2019
Equity Incentive Plan 2019
Subsequent Event [Line Items]
Common stock reserved for future issuance (in shares)	52,000,000
Annual increase in shares reserved for future issuance based off of shares outstanding	4.00%
Employee Stock Purchase Plan
Subsequent Event [Line Items]
Common stock reserved for future issuance (in shares)	6,250,000	6,250,000